Transactions and Balances with Related Parties (Details) - USD ($) $ in Thousands		1 Months Ended	12 Months Ended
	Nov. 17, 2022	Nov. 17, 2022	Dec. 31, 2022
Transactions and Balances with Related Parties [Abstract]
Cooperation agreement with clearmind amount			$ 208
Balance owed to clearmind			$ 55
Invested amount	$ 1,500
Exchange common shares (in Shares)	230,769
Clearmind outstanding share capital percentage	9.33%	9.33%
Invested amount in clearmind		$ 1,500
Exchange common shares of clearmind (in Shares)		230,769